Deferred Income	12 Months Ended
Dec. 31, 2020
Accruals and deferred income [abstract]
Deferred income
26	Deferred income

	2019	2020
	RMB’000	RMB’000
As at 1 January	10,442	10,005
Additions	—	3,865
Amortization	(437)	(437)

As at 31 December	10,005	13,433